Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2014
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Furniture, fixtures, and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Motor Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	2 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years